SCHEDULE OF CHANGES IN EXCHANGE RATES (Details)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 BWP (P)	Jun. 30, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 BWP (P)
IfrsStatementLineItems [Line Items]
Profit for the year | $	$ (73,488)	$ 169,977		$ (103,904)		$ 160,792
Exchange rate strengthened [member]
IfrsStatementLineItems [Line Items]
Profit for the year			$ 28,029	(98,532)	P (126,561)		$ 79,374	$ (5,732)	P (85,106)
Long-term exposure profit for the year					1,724,981				1,526,423
Exchange rate weakened [member]
IfrsStatementLineItems [Line Items]
Profit for the year			$ (28,029)	$ 98,532	126,561		$ (79,374)	$ 5,732	85,106
Long-term exposure profit for the year					P (1,724,981)				P (1,526,423)